Document and Entity Information	0 Months Ended
May 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 31, 2013
Registrant Name	Dreyfus Intermediate Municipal Bond Fund, Inc.
Central Index Key	0000718935
Amendment Flag	false
Document Creation Date	Sep. 27, 2013
Document Effective Date	Oct. 01, 2013
Prospectus Date	Oct. 01, 2013
DREYFUS INTERMEDIATE MUNICIPAL BOND FUND INC | DREYFUS INTERMEDIATE MUNICIPAL BOND FUND INC
Risk/Return:
Trading Symbol	DITEX